Revenue and Segment Information - Schedule of Disaggregation of Revenue by Service Types (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	RM 73,130,666	$ 18,030,243	RM 40,860,882	RM 18,471,272
Revenue from contracts with customers	73,130,666	18,030,243	40,860,882	18,471,272
Offering Farm Solutions [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	24,408,050	6,017,764	20,834,674	16,412,500
Revenue from contracts with customers	24,408,050	6,017,764	20,834,674	16,412,500
Sales of Fresh Produce [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	48,722,616	12,012,479	20,026,208	2,058,772
Revenue from contracts with customers	48,722,616	12,012,479	20,026,208	2,058,772
Timing of Revenue Recognition [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	73,130,666	18,030,243	40,860,882	18,471,272
Timing of revenue recognition - Point in time	48,722,616	12,012,479	37,460,882	18,371,272
Timing of revenue recognition - Over time	24,408,050	6,017,764	3,400,000	100,000
Revenue from contracts with customers	73,130,666	18,030,243	40,860,882	18,471,272
Third Parties [Member] | Offering Farm Solutions [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	24,408,050	6,017,764	19,434,500	12,412,500
Revenue from contracts with customers	24,408,050	6,017,764	19,434,500	12,412,500
Third Parties [Member] | Sales of Fresh Produce [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue	48,722,616	12,012,479	19,993,366	585,553
Revenue from contracts with customers	48,722,616	12,012,479	19,993,366	585,553
From Related Parties [Member] | Offering Farm Solutions [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue			1,400,174	4,000,000
Revenue from contracts with customers			1,400,174	4,000,000
From Related Parties [Member] | Sales of Fresh Produce [Member]
Schedule of Disaggregation of Revenue by Service Types [Line Items]
Total revenue			32,842	1,473,219
Revenue from contracts with customers			RM 32,842	RM 1,473,219